ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jul. 04, 2021	Jan. 03, 2021
ACCRUED EXPENSES
Schedule of accrued expenses
	July 4, 2021	January 3, 2021
Accrued real estate taxes	$94,343	$106,935
Accrued bonus compensation	7,000	162,000
Accrued payroll	48,099	56,139
Accrued payroll taxes	9,691	8,519
Accrued sales taxes payable	64,865	66,632
Accrued vacation pay	19,657	19,657
Other accrued expenses	16,005	852

	$259,660	$420,734